Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenue From Contract With Customers [Line Items]
Revenues from contracts with customers	¥ 321,665	¥ 275,680	¥ 916,776	¥ 781,423
Other revenues	304,914	305,276	951,337	884,271
Total revenues	¥ 626,579	¥ 580,956	¥ 1,868,113	¥ 1,665,694